Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ 19,272	₩ 14,702	₩ 1,750
Consideration paid to non-controlling interests	69,652	1,095	9,878
Effect of changes in equity (net amount)	₩ 88,924	₩ 15,797	₩ 11,628